Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

A summary of the Group’s cash and cash equivalents as of March 31, 2025 and December 31, 2024 is outlined below:

	March 31, 2025	December 31, 2024
(in USD and thousands)
Cash at bank and in hand	$2,701,942	$2,467,824
Credit card receivables	63,613	21,848
Total	$2,765,555	$2,489,672